Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	May 01, 2020
Voya Global High Dividend Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Global High Dividend Low Volatility Portfolio (formerly, Voya Global Equity Portfolio)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets showing in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The Portfolio will provide 60 days’ prior notice of any change in this investment policy. The Portfolio invests primarily in equity securities included in the MSCI World IndexSM (“Index”). The Portfolio invests in securities of issuers in a number of different countries, including the United States.

The sub-adviser (“Sub-Adviser”) seeks to maximize total return to the extent consistent with maintaining lower volatility than the Index. Volatility generally measures how much a fund’s returns have varied over a specified time frame.

The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.

The Portfolio may also invest in real estate-related securities, including real estate investment trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable and growing dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the Portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Portfolio will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.

The Sub-Adviser will rebalance the Portfolio on a quarterly basis in accordance with its target parameters. The rebalancing techniques may result in higher portfolio turnover compared to a “buy and hold” strategy.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Portfolio’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Portfolio’s volatility may not be lower than that of the Index during all market cycles due to market factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Portfolio and the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class I shares performance shown for the period prior to their inception date is the performance of Class S shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

		The Portfolio’s performance prior to May 1, 2018 reflects returns achieved pursuant to different principal investment strategies. The Portfolio’s performance prior to July 12, 2013 reflects returns achieved pursuant to a different investment objective and principal investment strategies. If the Portfolio’s current objective and strategies had been in place for the prior periods, the performance information shown would have been different.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd 2010, 18.36% and Worst quarter: 3rd 2011, -16.51%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Voya Global High Dividend Low Volatility Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 112
3 Yrs	rr_ExpenseExampleYear03	360
5 Yrs	rr_ExpenseExampleYear05	628
10 Yrs	rr_ExpenseExampleYear10	1,393
1 Yr	rr_ExpenseExampleNoRedemptionYear01	112
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	360
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	628
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,393
2010	rr_AnnualReturn2010	5.80%
2011	rr_AnnualReturn2011	(4.18%)
2012	rr_AnnualReturn2012	14.74%
2013	rr_AnnualReturn2013	13.46%
2014	rr_AnnualReturn2014	4.65%
2015	rr_AnnualReturn2015	(2.85%)
2016	rr_AnnualReturn2016	5.53%
2017	rr_AnnualReturn2017	23.10%
2018	rr_AnnualReturn2018	(9.26%)
2019	rr_AnnualReturn2019	21.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.51%)
1 Yr	rr_AverageAnnualReturnYear01	21.06%
5 Yrs	rr_AverageAnnualReturnYear05	6.75%
10 Yrs	rr_AverageAnnualReturnYear10	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2008
Voya Global High Dividend Low Volatility Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.60%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 61
3 Yrs	rr_ExpenseExampleYear03	203
5 Yrs	rr_ExpenseExampleYear05	357
10 Yrs	rr_ExpenseExampleYear10	806
1 Yr	rr_ExpenseExampleNoRedemptionYear01	61
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	203
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	357
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 806
1 Yr	rr_AverageAnnualReturnYear01	21.68%
5 Yrs	rr_AverageAnnualReturnYear05	7.29%
10 Yrs	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2015
Voya Global High Dividend Low Volatility Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 87
3 Yrs	rr_ExpenseExampleYear03	282
5 Yrs	rr_ExpenseExampleYear05	494
10 Yrs	rr_ExpenseExampleYear10	1,103
1 Yr	rr_ExpenseExampleNoRedemptionYear01	87
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	282
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	494
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,103
1 Yr	rr_AverageAnnualReturnYear01	21.41%
5 Yrs	rr_AverageAnnualReturnYear05	7.04%
10 Yrs	rr_AverageAnnualReturnYear10	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2008
Voya Global High Dividend Low Volatility Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 102
3 Yrs	rr_ExpenseExampleYear03	329
5 Yrs	rr_ExpenseExampleYear05	575
10 Yrs	rr_ExpenseExampleYear10	1,278
1 Yr	rr_ExpenseExampleNoRedemptionYear01	102
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	329
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	575
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,278
1 Yr	rr_AverageAnnualReturnYear01	21.26%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2015
Voya Global High Dividend Low Volatility Portfolio | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 122
3 Yrs	rr_ExpenseExampleYear03	423
5 Yrs	rr_ExpenseExampleYear05	747
10 Yrs	rr_ExpenseExampleYear10	1,662
1 Yr	rr_ExpenseExampleNoRedemptionYear01	122
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	423
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	747
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,662
1 Yr	rr_AverageAnnualReturnYear01	21.05%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2015
Voya Global High Dividend Low Volatility Portfolio | MSCI World Index℠ | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	27.67%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	8.74%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	9.47%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Voya Global High Dividend Low Volatility Portfolio | MSCI World Index℠ | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	27.67%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	8.74%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	9.47%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Voya Global High Dividend Low Volatility Portfolio | MSCI World Index℠ | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	27.67%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	8.74%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	9.47%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Voya Global High Dividend Low Volatility Portfolio | MSCI World Index℠ | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	27.67%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[4]
Voya Global High Dividend Low Volatility Portfolio | MSCI World Index℠ | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	27.67%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[4]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets showing in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, 1.24%, and 1.44% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2021. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.10%, 0.60%, 0.85%, 1.00%, and 1.20% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively through May 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The distributor is contractually obligated to waive 0.15% of the distribution fee for Class T shares through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio’s board.
[4]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.